Document and Entity Information	12 Months Ended
Dec. 31, 2020 shares
Document And Entity Information
Entity Registrant Name	Gold Standard Ventures Corp.
Entity Central Index Key	0001321847
Document Type	40-F
Document Period End Date	Dec. 31, 2020
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Document Registration Statement	false
Document Annual Report	true
Is Entity's Reporting Status Current?	Yes
Entity Interactive Data Current	Yes
Auditor Attestation Flag	true
Entity Emerging Growth Company	false
Entity Common Stock, Shares Outstanding	318,006,340
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2020
Entity Incorporation, State or Country Code	A1
Entity File Number	001-35571